AST MFS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.0%
Common Stocks — 69.2%
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.	736	$ 103,592
Kratos Defense & Security Solutions, Inc.*	23,989	462,508
L3Harris Technologies, Inc.	7,271	1,234,907
Lockheed Martin Corp.	3,067	1,175,520
Northrop Grumman Corp.	8,009	2,526,759
PAE, Inc.*(a)	47,052	399,942
Raytheon Technologies Corp.	10,615	610,787
		6,514,015
Airlines — 0.1%
Alaska Air Group, Inc.	8,189	299,963
Delta Air Lines, Inc.	7,304	223,356
Ryanair Holdings PLC (Ireland), ADR*	7,092	579,842
		1,103,161
Auto Components — 0.2%
Aptiv PLC	2,973	272,565
Koito Manufacturing Co. Ltd. (Japan)	21,800	1,108,545
Lear Corp.	4,661	508,282
Stoneridge, Inc.*	5,561	102,156
Visteon Corp.*	5,034	348,453
		2,340,001
Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	9,927	425,315
Mahindra & Mahindra Ltd. (India)	47,501	391,768
		817,083
Banks — 2.7%
Absa Group Ltd. (South Africa)	70,307	374,621
AIB Group PLC (Ireland)*	329,962	340,767
Banco Bradesco SA (Brazil), ADR	57,200	196,196
Banco de Chile (Chile)	2,489,879	190,135
Bank Central Asia Tbk PT (Indonesia)	233,900	426,748
Bank of America Corp.	21,289	512,852
Bank of Hawaii Corp.	4,723	238,606
Bank OZK	5,105	108,839
BNP Paribas SA (France)*	45,683	1,655,972
Brookline Bancorp, Inc.	24,593	212,606
Cathay General Bancorp	14,068	304,994
China Construction Bank Corp. (China) (Class H Stock)	986,000	643,725
Citigroup, Inc.	37,844	1,631,455
Comerica, Inc.	10,038	383,954
Credicorp Ltd. (Peru)	1,629	201,980
Cullen/Frost Bankers, Inc.	3,975	254,201
E.Sun Financial Holding Co. Ltd. (Taiwan)	631,397	560,630
East West Bancorp, Inc.	8,869	290,371
First Hawaiian, Inc.	18,317	265,047
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	198,798	153,651
Hanmi Financial Corp.	15,617	128,216
HDFC Bank Ltd. (India)*	84,834	1,247,028
JPMorgan Chase & Co.	39,423	3,795,252
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
KBC Group NV (Belgium)	18,543	$ 930,451
KeyCorp	45,139	538,508
Komercni banka A/S (Czech Republic)*	9,980	210,024
Lakeland Financial Corp.	6,902	284,362
M&T Bank Corp.	4,149	382,081
Metropolitan Bank & Trust Co. (Philippines)	469,065	371,514
Mitsubishi UFJ Financial Group, Inc. (Japan)	289,900	1,146,571
PNC Financial Services Group, Inc. (The)	9,834	1,080,855
Prosperity Bancshares, Inc.(a)	16,328	846,280
Public Bank Bhd (Malaysia)	109,000	411,883
Sandy Spring Bancorp, Inc.	4,752	109,676
Sberbank of Russia PJSC (Russia)*	270,858	794,752
Signature Bank	7,896	655,289
SVB Financial Group*	2,299	553,185
TCF Financial Corp.	13,796	322,275
Truist Financial Corp.	54,495	2,073,535
U.S. Bancorp	41,328	1,481,609
UMB Financial Corp.	7,835	383,993
Umpqua Holdings Corp.	59,842	635,522
Wintrust Financial Corp.	14,511	581,166
		27,911,377
Beverages — 0.7%
Ambev SA (Brazil), ADR(a)	192,864	435,873
China Resources Beer Holdings Co. Ltd. (China)	98,000	601,993
Coca-Cola European Partners PLC (United Kingdom)	13,672	530,610
Constellation Brands, Inc. (Class A Stock)	1,042	197,469
Diageo PLC (United Kingdom)	98,599	3,382,154
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,700	667,312
Molson Coors Beverage Co. (Class B Stock)	5,759	193,272
PepsiCo, Inc.	9,318	1,291,475
		7,300,158
Biotechnology — 0.7%
Allovir, Inc.*(a)	6,196	170,390
Alnylam Pharmaceuticals, Inc.*	7,912	1,151,987
Amicus Therapeutics, Inc.*	19,080	269,410
Annexon, Inc.*	8,818	266,568
Ascendis Pharma A/S (Denmark), ADR*	4,614	712,032
Bioxcel Therapeutics, Inc.*	2,988	129,560
Bluebird Bio, Inc.*	3,421	184,563
Bridgebio Pharma, Inc.*	4,276	160,435
Exelixis, Inc.*	22,832	558,242
MorphoSys AG (Germany), ADR*(a)	5,504	172,770
Neurocrine Biosciences, Inc.*	1,156	111,161
Orchard Therapeutics PLC (United Kingdom), ADR*	5,067	20,825
Prelude Therapeutics, Inc.*	5,105	153,814
Seattle Genetics, Inc.*	7,911	1,548,104
A1

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
SpringWorks Therapeutics, Inc.*(a)	4,870	$ 232,153
Turning Point Therapeutics, Inc.*	1,216	106,230
Twist Bioscience Corp.*	3,704	281,393
Vertex Pharmaceuticals, Inc.*	4,197	1,142,088
		7,371,725
Building Products — 1.2%
Armstrong World Industries, Inc.	4,323	297,466
AZEK Co., Inc. (The)*	18,271	636,014
Daikin Industries Ltd. (Japan)	13,100	2,409,011
Fortune Brands Home & Security, Inc.	7,500	648,900
Johnson Controls International PLC	28,461	1,162,632
Lennox International, Inc.	3,450	940,504
Masco Corp.	39,965	2,203,270
Owens Corning	15,539	1,069,239
TOTO Ltd. (Japan)	21,500	990,123
Trane Technologies PLC	9,577	1,161,211
Trex Co., Inc.*	3,764	269,502
		11,787,872
Capital Markets — 2.7%
Apollo Global Management, Inc.	26,130	1,169,318
B3 SA - Brasil Bolsa Balcao (Brazil)	26,900	264,023
BlackRock, Inc.	2,217	1,249,390
Cboe Global Markets, Inc.	4,248	372,720
Charles Schwab Corp. (The)	12,519	453,563
E*TRADE Financial Corp.	7,500	375,375
Euronext NV (Netherlands), 144A	20,157	2,525,005
Focus Financial Partners, Inc. (Class A Stock)*	8,814	289,011
Goldman Sachs Group, Inc. (The)	9,940	1,997,642
Hamilton Lane, Inc. (Class A Stock)	3,437	221,996
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	24,700	1,164,558
Julius Baer Group Ltd. (Switzerland)	29,019	1,231,478
Macquarie Group Ltd. (Australia)	9,615	830,504
Moody’s Corp.	2,216	642,308
Moscow Exchange MICEX-RTS PJSC (Russia)	311,791	588,870
MSCI, Inc.	10,065	3,590,991
Nasdaq, Inc.	34,493	4,232,636
Northern Trust Corp.	11,621	906,089
Open Lending Corp. (Class A Stock)*(a)	13,138	335,019
Raymond James Financial, Inc.	8,219	598,014
State Street Corp.	18,376	1,090,248
StepStone Group, Inc. (Class A Stock)*	3,968	105,589
T. Rowe Price Group, Inc.	4,488	575,451
TMX Group Ltd. (Canada)	3,111	319,943
Tradeweb Markets, Inc. (Class A Stock)	8,486	492,188
UBS Group AG (Switzerland)	144,741	1,613,535
WisdomTree Investments, Inc.	53,122	169,990
		27,405,454
Chemicals — 2.6%
Air Products & Chemicals, Inc.	633	188,545
Akzo Nobel NV (Netherlands)	15,402	1,561,878
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Axalta Coating Systems Ltd.*	51,839	$ 1,149,271
Celanese Corp.	6,311	678,117
Chr Hansen Holding A/S (Denmark)	5,534	613,501
Corteva, Inc.	22,088	636,355
Croda International PLC (United Kingdom)	21,019	1,693,772
DuPont de Nemours, Inc.	31,280	1,735,414
Eastman Chemical Co.	12,819	1,001,420
Element Solutions, Inc.*	39,191	411,897
Ferro Corp.*	49,554	614,470
FMC Corp.	10,214	1,081,765
Ingevity Corp.*	6,925	342,372
Kansai Paint Co. Ltd. (Japan)	26,800	665,610
Linde PLC (United Kingdom)	13,800	3,261,590
Nitto Denko Corp. (Japan)	17,400	1,134,793
PPG Industries, Inc.	17,328	2,115,402
PTT Global Chemical PCL (Thailand)	198,700	249,994
RPM International, Inc.	1,945	161,124
Scotts Miracle-Gro Co. (The)	7,785	1,190,404
Sherwin-Williams Co. (The)	4,692	3,269,104
Sika AG (Switzerland)	6,177	1,514,922
Symrise AG (Germany)	12,743	1,761,086
		27,032,806
Commercial Services & Supplies — 0.6%
Boyd Group Services, Inc. (Canada)	1,601	247,289
Brambles Ltd. (Australia)	146,534	1,112,235
BrightView Holdings, Inc.*	11,566	131,852
Copart, Inc.*	16,478	1,732,827
GFL Environmental, Inc. (Canada)	15,350	326,341
Republic Services, Inc.	6,286	586,798
Ritchie Bros. Auctioneers, Inc. (Canada)	18,839	1,117,281
Ritchie Bros. Auctioneers, Inc. (Canada), (NYSE)	3,988	236,289
US Ecology, Inc.	7,255	237,021
		5,727,933
Communications Equipment — 0.1%
Motorola Solutions, Inc.	4,843	759,431
VTech Holdings Ltd. (Hong Kong)	50,900	316,969
		1,076,400
Construction & Engineering — 0.2%
API Group Corp., 144A*	10,899	155,093
Construction Partners, Inc. (Class A Stock)*	9,811	178,560
Quanta Services, Inc.	22,908	1,210,917
		1,544,570
Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*	27,302	451,575
Vulcan Materials Co.	21,258	2,881,309
		3,332,884
Consumer Finance — 0.2%
American Express Co.	9,397	942,049

A2

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
Discover Financial Services	9,725	$ 561,910
Encore Capital Group, Inc.*(a)	9,015	347,889
SLM Corp.	73,842	597,382
		2,449,230
Containers & Packaging — 0.3%
Berry Global Group, Inc.*	19,058	920,883
Graphic Packaging Holding Co.	82,027	1,155,760
Pactiv Evergreen, Inc.*	16,050	203,835
Silgan Holdings, Inc.	5,611	206,316
Westrock Co.	17,632	612,536
		3,099,330
Distributors — 0.2%
Funko, Inc. (Class A Stock)*(a)	11,204	64,871
LKQ Corp.*	38,404	1,064,943
Pool Corp.	3,761	1,258,205
		2,388,019
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	18,038	2,742,498
Grand Canyon Education, Inc.*	8,101	647,594
Regis Corp.*(a)	16,660	102,292
		3,492,384
Diversified Financial Services — 0.2%
CF FINANCE ACQUISITION CORP (PIPE)^*	19,921	200,140
Cohn Robbins Holdings Corp., UTS*	13,839	139,635
Dragoneer Growth Opportunities Corp., UTS*	14,463	177,172
Element Fleet Management Corp. (Canada)	86,862	722,790
Equitable Holdings, Inc.	36,127	658,956
Foley Trasimene Acquisition Corp. II, UTS*	14,314	146,003
Reinvent Technology Partners, UTS*	18,889	217,033
		2,261,729
Diversified Telecommunication Services — 0.3%
Cellnex Telecom SA (Spain), 144A	6,538	398,006
Helios Towers PLC (Tanzania)*	469,229	949,775
Hellenic Telecommunications Organization SA (Greece)	97,582	1,403,930
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	852,400	146,884
Verizon Communications, Inc.	8,139	484,189
		3,382,784
Electric Utilities — 1.3%
ALLETE, Inc.	2,588	133,903
American Electric Power Co., Inc.	13,955	1,140,542
CESC Ltd. (India)	42,501	353,554
CLP Holdings Ltd. (Hong Kong)	84,000	783,062
Duke Energy Corp.(a)	30,609	2,710,733
Edison International	10,132	515,111
Eversource Energy	11,520	962,496
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Iberdrola SA (Spain)	122,127	$ 1,498,979
NextEra Energy, Inc.	1,119	310,590
Orsted A/S (Denmark), 144A	5,419	743,545
PG&E Corp.*(a)	89,941	844,546
Pinnacle West Capital Corp.	12,294	916,518
Portland General Electric Co.	10,243	363,626
Southern Co. (The)	34,004	1,843,697
Xcel Energy, Inc.	9,455	652,490
		13,773,392
Electrical Equipment — 1.2%
AMETEK, Inc.	22,599	2,246,341
Eaton Corp. PLC	23,918	2,440,354
Generac Holdings, Inc.*	2,425	469,577
Legrand SA (France)	18,907	1,506,614
LS Electric Co. Ltd. (South Korea)	3,425	165,557
Melrose Industries PLC (United Kingdom)*	241,032	356,936
Regal Beloit Corp.	9,641	905,001
Schneider Electric SE (France)	27,258	3,378,371
Sensata Technologies Holding PLC*	23,375	1,008,397
		12,477,148
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	16,371	530,584
Hitachi Ltd. (Japan)	44,340	1,501,275
Kyocera Corp. (Japan)	18,600	1,062,760
Littelfuse, Inc.	4,224	749,084
Methode Electronics, Inc.	8,916	254,106
nLight, Inc.*	6,918	162,435
Plexus Corp.*	4,915	347,146
TE Connectivity Ltd.	7,253	708,908
Zebra Technologies Corp. (Class A Stock)*	3,150	795,249
		6,111,547
Energy Equipment & Services — 0.1%
ChampionX Corp.*	11,156	89,137
Core Laboratories NV	1,344	20,509
Frank’s International NV*	63,766	98,200
Halliburton Co.	19,041	229,444
Lamprell PLC (United Arab Emirates)*	173,600	56,358
Patterson-UTI Energy, Inc.(a)	31,191	88,894
		582,542
Entertainment — 1.3%
Activision Blizzard, Inc.	13,518	1,094,282
Electronic Arts, Inc.*	22,683	2,958,090
IMAX Corp.*	15,149	181,182
Manchester United PLC (United Kingdom) (Class A Stock)(a)	24,720	359,429
NetEase, Inc. (China), ADR	4,956	2,253,344
Netflix, Inc.*	4,104	2,052,123
Nintendo Co. Ltd. (Japan)	1,900	1,078,819
Spotify Technology SA*	1,452	352,212
Take-Two Interactive Software, Inc.*	16,770	2,770,739

A3

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Warner Music Group Corp. (Class A Stock)	8,732	$ 250,958
		13,351,178
Equity Real Estate Investment Trusts (REITs) — 5.3%
Advance Residence Investment Corp. (Japan)	315	929,622
Alexandria Real Estate Equities, Inc.	6,603	1,056,480
American Homes 4 Rent (Class A Stock)	47,536	1,353,825
American Tower Corp.	9,240	2,233,585
AvalonBay Communities, Inc.	7,940	1,185,760
Big Yellow Group PLC (United Kingdom)	75,586	1,012,960
Boardwalk Real Estate Investment Trust (Canada)	34,791	717,219
Brixmor Property Group, Inc.	110,600	1,292,914
Broadstone Net Lease, Inc. (Class A Stock)(a)	12,994	218,039
CoreSite Realty Corp.	19,083	2,268,587
Corporate Office Properties Trust	37,656	893,200
Embassy Office Parks REIT (India)	126,400	619,920
Empire State Realty Trust, Inc. (Class A Stock)	101,784	622,918
EPR Properties	16,741	460,378
Equinix, Inc.	3,314	2,519,071
Equity LifeStyle Properties, Inc.	16,099	986,869
Extra Space Storage, Inc.	12,934	1,383,809
Fibra Uno Administracion SA de CV (Mexico)	500,799	395,448
Global Medical REIT, Inc.	2,204	29,754
Goodman Group (Australia)	132,812	1,717,868
Granite Real Estate Investment Trust (Canada)	12,285	712,992
Host Hotels & Resorts, Inc.	89,840	969,374
Industrial Logistics Properties Trust	54,263	1,186,732
Japan Logistics Fund, Inc. (Japan)	268	769,699
Lexington Realty Trust	24,395	254,928
Life Storage, Inc.	11,566	1,217,553
Link REIT (Hong Kong)	177,400	1,452,053
Mapletree Logistics Trust (Singapore)	872,000	1,310,869
Medical Properties Trust, Inc.	65,891	1,161,658
Mid-America Apartment Communities, Inc.	15,356	1,780,528
National Storage REIT (Australia)	575,003	753,414
Office Properties Income Trust(a)	11,926	247,107
Prologis, Inc.	30,588	3,077,765
Public Storage	2,973	662,147
QTS Realty Trust, Inc. (Class A Stock)	20,375	1,284,032
Rayonier, Inc.	20,501	542,046
SBA Communications Corp.	5,852	1,863,745
Shaftesbury PLC (United Kingdom)	84,529	542,043
Spirit Realty Capital, Inc.(a)	10,296	347,490
STAG Industrial, Inc.	56,674	1,727,990
STORE Capital Corp.	50,364	1,381,485
Sun Communities, Inc.	12,482	1,755,094
UNITE Group PLC (The) (United Kingdom)*	71,814	777,157
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urban Edge Properties	95,377	$ 927,064
VICI Properties, Inc.	86,350	2,017,999
Warehouses De Pauw CVA (Belgium)	35,505	1,290,495
Welltower, Inc.	31,729	1,747,951
WP Carey, Inc.	21,322	1,389,342
		55,048,978
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc. (Class A Stock)*(a)	41,550	575,468
BIM Birlesik Magazalar A/S (Turkey)	21,502	194,163
BJ’s Wholesale Club Holdings, Inc.*	7,475	310,586
Costco Wholesale Corp.	378	134,190
Grocery Outlet Holding Corp.*(a)	12,218	480,412
Kroger Co. (The)	22,546	764,535
Sugi Holdings Co. Ltd. (Japan)	3,900	275,763
Wal-Mart de Mexico SAB de CV (Mexico)	127,718	305,613
Walmart, Inc.	4,728	661,494
		3,702,224
Food Products — 1.5%
Archer-Daniels-Midland Co.	31,353	1,457,601
Danone SA (France)	30,640	1,978,654
Gruma SAB de CV (Mexico) (Class B Stock)	18,183	201,225
Hostess Brands, Inc.*(a)	32,261	397,778
Ingredion, Inc.	6,311	477,616
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	128,600	734,792
J.M. Smucker Co. (The)	7,834	904,984
Kellogg Co.	8,983	580,212
Laird Superfood, Inc.*	1,924	88,254
Mondelez International, Inc. (Class A Stock)	6,978	400,886
Nestle SA (Switzerland)	53,367	6,336,602
Nomad Foods Ltd. (United Kingdom)*	8,961	228,326
Orion Corp. (South Korea)	6,072	682,709
Sanderson Farms, Inc.	5,011	591,148
Tata Consumer Products Ltd. (India)	24,936	169,605
Tingyi Cayman Islands Holding Corp. (China)	294,000	518,889
		15,749,281
Gas Utilities — 0.2%
APA Group (Australia)	74,188	551,001
Atmos Energy Corp.	4,217	403,103
China Resources Gas Group Ltd. (China)	128,000	573,980
New Jersey Resources Corp.	11,631	314,270
South Jersey Industries, Inc.	17,447	336,204
		2,178,558
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	27,780	3,023,297
Acutus Medical, Inc.*(a)	4,878	145,364
Align Technology, Inc.*	1,594	521,812

A4

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Becton, Dickinson & Co.	4,267	$ 992,846
Boston Scientific Corp.*	72,692	2,777,561
Cooper Cos., Inc. (The)	861	290,260
CryoPort, Inc.*(a)	5,831	276,389
Danaher Corp.	23,220	4,999,963
Dentsply Sirona, Inc.	11,793	515,708
DexCom, Inc.*	2,138	881,348
Edwards Lifesciences Corp.*	7,681	613,097
IDEXX Laboratories, Inc.*	1,647	647,452
iRhythm Technologies, Inc.*	1,126	268,112
Koninklijke Philips NV (Netherlands)*	35,747	1,682,318
Masimo Corp.*	6,596	1,557,052
Medtronic PLC	33,090	3,438,713
Merit Medical Systems, Inc.*	6,424	279,444
Nevro Corp.*	1,409	196,274
OrthoPediatrics Corp.*(a)	5,704	261,928
Outset Medical, Inc.*	2,488	124,400
Quidel Corp.*	950	208,411
Silk Road Medical, Inc.*(a)	3,429	230,463
STERIS PLC	14,918	2,628,402
Terumo Corp. (Japan)	35,400	1,409,621
West Pharmaceutical Services, Inc.	4,129	1,135,062
Zimmer Biomet Holdings, Inc.	7,326	997,362
		30,102,659
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	5,319	515,517
CareTech Holdings PLC (United Kingdom)	9,520	53,086
Cigna Corp.	14,098	2,388,342
Guardant Health, Inc.*	7,198	804,592
HealthEquity, Inc.*	2,040	104,795
Humana, Inc.	821	339,804
Laboratory Corp. of America Holdings*	3,473	653,862
McKesson Corp.	7,582	1,129,187
Premier, Inc. (Class A Stock)	26,227	861,032
Quest Diagnostics, Inc.	10,432	1,194,360
UnitedHealth Group, Inc.	1,141	355,730
Universal Health Services, Inc. (Class B Stock)	6,031	645,438
		9,045,745
Health Care Technology — 0.3%
Accolade, Inc.*(a)	3,621	140,748
American Well Corp. (Class A Stock)*	11,837	350,849
Change Healthcare, Inc.*	31,254	453,495
GoodRx Holdings, Inc. (Class A Stock)*	693	38,531
Health Catalyst, Inc.*	7,003	256,310
HMS Holdings Corp.*	6,358	152,274
Inspire Medical Systems, Inc.*	1,057	136,406
Livongo Health, Inc.*	9,659	1,352,743
Schrodinger, Inc.*	1,416	67,274
		2,948,630
Hotels, Restaurants & Leisure — 1.1%
Aramark	16,182	428,014
Chipotle Mexican Grill, Inc.*	1,694	2,106,845
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Domino’s Pizza, Inc.	2,295	$ 976,018
DraftKings, Inc. (Class A Stock)*(a)	6,279	369,456
Dunkin’ Brands Group, Inc.(a)	10,850	888,723
Flutter Entertainment PLC (Ireland)*	3,601	568,252
Genting Bhd (Malaysia)	262,600	201,886
Kangwon Land, Inc. (South Korea)	18,442	338,512
Marriott International, Inc. (Class A Stock)	3,899	360,969
Penn National Gaming, Inc.*	6,261	455,175
Planet Fitness, Inc. (Class A Stock)*	2,626	161,814
Six Flags Entertainment Corp.	14,866	301,780
Starbucks Corp.	7,459	640,877
Texas Roadhouse, Inc.	2,034	123,647
Vail Resorts, Inc.	1,301	278,375
Wendy’s Co. (The)	20,650	460,392
Wyndham Hotels & Resorts, Inc.	14,675	741,087
Yum China Holdings, Inc. (China)	36,085	1,910,701
		11,312,523
Household Durables — 0.3%
D.R. Horton, Inc.	3,070	232,184
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	45,900	363,463
Newell Brands, Inc.	39,350	675,246
Toll Brothers, Inc.	28,514	1,387,491
Whirlpool Corp.(a)	3,528	648,764
		3,307,148
Household Products — 0.6%
Colgate-Palmolive Co.	22,406	1,728,623
Energizer Holdings, Inc.(a)	15,941	623,931
Kimberly-Clark Corp.	8,134	1,201,067
Reckitt Benckiser Group PLC (United Kingdom)	23,088	2,255,488
Reynolds Consumer Products, Inc.	15,315	468,945
		6,278,054
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	43,002	778,766
NTPC Ltd. (India)	367,878	425,649
		1,204,415
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	18,593	3,060,594
Jardine Strategic Holdings Ltd. (Hong Kong)	22,400	445,539
Roper Technologies, Inc.	5,113	2,020,197
		5,526,330
Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	353,200	3,501,350
Aon PLC (Class A Stock)	30,768	6,347,438
Arthur J. Gallagher & Co.	24,401	2,576,258
Assurant, Inc.	6,733	816,780
Athene Holding Ltd. (Class A Stock)*	14,466	493,001
Chubb Ltd.	18,407	2,137,421
Cincinnati Financial Corp.	9,520	742,274

A5

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
CNO Financial Group, Inc.	17,999	$ 288,704
Everest Re Group Ltd.	4,120	813,865
GoHealth, Inc. (Class A Stock)*(a)	16,175	210,679
Hanover Insurance Group, Inc. (The)	7,021	654,217
Hartford Financial Services Group, Inc. (The)	20,868	769,195
Hiscox Ltd. (United Kingdom)*	77,649	897,118
Marsh & McLennan Cos., Inc.	18,314	2,100,616
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	34,500	357,389
Reinsurance Group of America, Inc.	7,922	754,095
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,156	645,265
Selective Insurance Group, Inc.	1,644	84,650
Selectquote, Inc.*(a)	9,134	184,964
Third Point Reinsurance Ltd. (Bermuda)*	29,871	207,603
Travelers Cos., Inc. (The)	14,954	1,617,873
Willis Towers Watson PLC	4,611	962,869
Zurich Insurance Group AG (Switzerland)	3,864	1,345,093
		28,508,717
Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	3,902	5,718,771
Alphabet, Inc. (Class C Stock)*	904	1,328,519
Baidu, Inc. (China), ADR*	2,912	368,630
carsales.com Ltd. (Australia)	17,197	256,661
Facebook, Inc. (Class A Stock)*	19,291	5,052,313
IAC/InterActiveCorp*	6,850	820,493
Match Group, Inc.*	19,759	2,186,333
NAVER Corp. (South Korea)	7,951	2,016,847
Scout24 AG (Germany), 144A	10,676	931,727
SEEK Ltd. (Australia)	21,601	331,396
Tencent Holdings Ltd. (China)	68,700	4,632,151
		23,643,841
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	11,372	3,343,141
Amazon.com, Inc.*	3,905	12,295,791
Chewy, Inc. (Class A Stock)*(a)	10,862	595,563
MakeMyTrip Ltd. (India)*(a)	33,483	514,299
Prosus NV (China)*	6,678	616,641
Stamps.com, Inc.*	1,636	394,194
		17,759,629
IT Services — 4.1%
Accenture PLC (Class A Stock)	13,206	2,984,424
Amadeus IT Group SA (Spain)	18,331	1,020,512
Amdocs Ltd.(a)	13,587	780,030
Black Knight, Inc.*	19,754	1,719,586
CACI International, Inc. (Class A Stock)*	3,424	729,860
EPAM Systems, Inc.*	4,345	1,404,652
Evo Payments, Inc. (Class A Stock)*	9,486	235,727
ExlService Holdings, Inc.*	5,733	378,206
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	28,446	$ 4,187,536
Fiserv, Inc.*	25,495	2,627,260
Fujitsu Ltd. (Japan)	6,200	848,447
Global Payments, Inc.	18,771	3,333,354
KBR, Inc.	60,432	1,351,259
Leidos Holdings, Inc.	8,803	784,787
Mastercard, Inc. (Class A Stock)	11,452	3,872,723
Nomura Research Institute Ltd. (Japan)	37,400	1,101,378
Nuvei Corp. (Canada), 144A*	11,603	489,879
Okta, Inc.*	5,057	1,081,439
PayPal Holdings, Inc.*	13,497	2,659,314
Shopify, Inc. (Canada) (Class A Stock)*	527	539,105
Snowflake, Inc. (Class A Stock)*(a)	963	241,713
Square, Inc. (Class A Stock)*	13,710	2,228,560
Tata Consultancy Services Ltd. (India)	29,469	998,374
Visa, Inc. (Class A Stock)(a)	25,001	4,999,450
Wix.com Ltd. (Israel)*	2,944	750,278
WNS Holdings Ltd. (India), ADR*	10,626	679,639
		42,027,492
Leisure Products — 0.3%
Brunswick Corp.	13,565	799,114
Malibu Boats, Inc. (Class A Stock)*	5,645	279,766
Mattel, Inc.*	21,247	248,590
Peloton Interactive, Inc. (Class A Stock)*(a)	8,019	795,805
Thule Group AB (Sweden), 144A	5,723	189,065
Yamaha Corp. (Japan)	8,200	392,449
		2,704,789
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc. (Class A Stock)*	904	112,711
Adaptive Biotechnologies Corp.*	19,142	930,875
Agilent Technologies, Inc.	6,204	626,232
Berkeley Lights, Inc.*	1,499	114,463
Bio-Techne Corp.	5,269	1,305,289
Charles River Laboratories International, Inc.*	8,974	2,032,162
Gerresheimer AG (Germany)	4,396	491,795
ICON PLC (Ireland)*	9,985	1,908,034
Illumina, Inc.*	3,061	946,094
Mettler-Toledo International, Inc.*	490	473,217
PerkinElmer, Inc.	26,447	3,319,363
PRA Health Sciences, Inc.*	19,172	1,944,808
Thermo Fisher Scientific, Inc.	10,459	4,617,858
		18,822,901
Machinery — 1.7%
AGCO Corp.	12,885	956,969
Doosan Bobcat, Inc. (South Korea)	12,142	279,908
Enerpac Tool Group Corp.*	8,565	161,108
GEA Group AG (Germany)	27,611	968,446
Haitian International Holdings Ltd. (China)	132,000	308,349
IDEX Corp.	5,692	1,038,278
Illinois Tool Works, Inc.	10,397	2,008,804

A6

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Ingersoll Rand, Inc.*	21,860	$ 778,216
ITT, Inc.	11,221	662,600
Kennametal, Inc.	8,768	253,746
Kubota Corp. (Japan)	93,800	1,677,546
Otis Worldwide Corp.	8,360	521,831
Schindler Holding AG (Switzerland), (Part. Cert.)	5,433	1,481,456
SMC Corp. (Japan)	900	499,438
Stanley Black & Decker, Inc.	14,531	2,356,928
Techtronic Industries Co. Ltd. (Hong Kong)	201,000	2,677,332
TriMas Corp.*	12,044	274,603
		16,905,558
Media — 0.7%
Cable One, Inc.	134	252,648
Charter Communications, Inc. (Class A Stock)*	3,659	2,284,460
Comcast Corp. (Class A Stock)	84,729	3,919,563
Liberty Broadband Corp. (Class C Stock)*	5,149	735,638
		7,192,309
Metals & Mining — 0.1%
Centamin PLC (Egypt)	47,118	122,967
Compass Minerals International, Inc.(a)	5,755	341,559
Ferroglobe PLC*	24,059	16,095
Gold Fields Ltd. (South Africa), ADR	23,488	288,668
Lundin Mining Corp. (Chile)	49,076	273,842
Vale SA (Brazil), ADR	21,156	223,831
		1,266,962
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	30,440	216,733
Two Harbors Investment Corp.	53,396	271,785
		488,518
Multiline Retail — 0.2%
Dollar General Corp.	5,911	1,239,064
Dollar Tree, Inc.*	6,453	589,417
Ollie’s Bargain Outlet Holdings, Inc.*	3,024	264,146
		2,092,627
Multi-Utilities — 0.7%
Ameren Corp.(a)	7,462	590,095
Black Hills Corp.	7,352	393,258
CenterPoint Energy, Inc.(a)	37,755	730,559
CMS Energy Corp.	19,508	1,197,986
Dominion Energy, Inc.(a)	18,018	1,422,161
E.ON SE (Germany)	44,647	492,243
NiSource, Inc.	18,535	407,770
Public Service Enterprise Group, Inc.	17,854	980,363
Sempra Energy	6,628	784,490
		6,998,925
Oil, Gas & Consumable Fuels — 1.1%
BP PLC (United Kingdom)	282,565	821,512
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
BP PLC (United Kingdom), ADR	12,081	$ 210,934
Cabot Oil & Gas Corp.	25,147	436,552
Cairn Energy PLC (United Kingdom)*	267,298	496,175
Chevron Corp.	6,498	467,856
ConocoPhillips	22,678	744,746
Diamondback Energy, Inc.	4,412	132,889
Eni SpA (Italy)	66,860	523,720
Enterprise Products Partners LP, MLP	8,025	126,715
EOG Resources, Inc.	9,679	347,863
Equitrans Midstream Corp.	16,924	143,177
Galp Energia SGPS SA (Portugal)	70,530	652,992
Hess Corp.	10,329	422,766
Idemitsu Kosan Co. Ltd. (Japan)	26,900	572,867
LUKOIL PJSC (Russia), ADR	8,796	507,077
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	34,725	179,528
Oil Search Ltd. (Australia)	175,068	333,472
Parsley Energy, Inc. (Class A Stock)	23,568	220,597
Petroleo Brasileiro SA (Brazil), ADR	27,107	193,002
Pioneer Natural Resources Co.	10,869	934,625
Plains GP Holdings LP (Class A Stock)*	100,653	612,977
StealthGas, Inc. (Greece)*	16,800	49,896
Suncor Energy, Inc. (Canada)	27,835	339,902
Targa Resources Corp.	12,193	171,068
TC Energy Corp. (Canada)	12,363	519,013
United Tractors Tbk PT (Indonesia)	392,100	602,735
Valero Energy Corp.	9,858	427,049
WPX Energy, Inc.*(a)	85,746	420,155
		11,611,860
Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	28,500	230,247
Personal Products — 0.2%
Dabur India Ltd. (India)	16,723	116,144
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,428	748,161
Kao Corp. (Japan)	17,800	1,332,830
		2,197,135
Pharmaceuticals — 2.7%
Bayer AG (Germany)	24,177	1,488,853
Collegium Pharmaceutical, Inc.*	5,874	122,297
Elanco Animal Health, Inc.*	18,265	510,141
Eli Lilly & Co.	4,767	705,611
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	259,535	252,357
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	2,446	238,118
Harmony Biosciences Holdings, Inc.*	3,314	112,345
Johnson & Johnson	33,128	4,932,097
Kyowa Kirin Co. Ltd. (Japan)	60,700	1,725,605
Merck & Co., Inc.	31,709	2,630,262
Mylan NV*(a)	18,713	277,514
Novo Nordisk A/S (Denmark) (Class B Stock)	50,047	3,458,762
Optinose, Inc.*(a)	17,973	70,095

A7

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	51,695	$ 1,897,207
Prestige Consumer Healthcare, Inc.*	6,401	233,124
Roche Holding AG (Switzerland)	15,023	5,146,057
Santen Pharmaceutical Co. Ltd. (Japan)	109,500	2,237,320
Tricida, Inc.*	3,801	34,437
Zoetis, Inc.	11,887	1,965,753
		28,037,955
Professional Services — 2.2%
51job, Inc. (China), ADR*	17,464	1,362,017
Clarivate PLC (United Kingdom)*	107,529	3,332,324
CoStar Group, Inc.*	2,915	2,473,407
Dun & Bradstreet Holdings, Inc.*(a)	13,731	352,337
Equifax, Inc.	12,758	2,001,730
IHS Markit Ltd.	32,410	2,544,509
Persol Holdings Co. Ltd. (Japan)	36,300	590,869
TransUnion	24,648	2,073,636
TriNet Group, Inc.*	5,634	334,209
Verisk Analytics, Inc.	22,164	4,107,211
Wolters Kluwer NV (Netherlands)	39,659	3,383,803
		22,556,052
Real Estate Management & Development — 1.5%
Aldar Properties PJSC (United Arab Emirates)	256,353	140,687
Ascendas India Trust (Singapore), UTS	511,600	515,369
Corp Inmobiliaria Vesta SAB de CV (Mexico)	243,763	366,226
Deutsche Wohnen SE (Germany)	33,561	1,677,998
Entra ASA (Norway), 144A	27,824	392,555
ESR Cayman Ltd. (China), 144A*	530,600	1,650,091
Grainger PLC (United Kingdom)	186,021	711,972
Grand City Properties SA (Germany)	74,021	1,787,488
Hang Lung Properties Ltd. (Hong Kong)	383,000	976,419
Katitas Co. Ltd. (Japan)	42,100	1,194,342
Kenedix, Inc. (Japan)	165,200	872,938
LEG Immobilien AG (Germany)	19,723	2,818,926
Multiplan Empreendimentos Imobiliarios SA (Brazil)	41,668	144,535
Shurgard Self Storage SA (Belgium)	16,183	704,749
Sino Land Co. Ltd. (Hong Kong)	586,104	687,153
Swire Properties Ltd. (Hong Kong)	389,400	1,031,720
		15,673,168
Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	6,756	719,244
Canadian Pacific Railway Ltd. (Canada)(a)	3,383	1,029,886
Kansas City Southern	9,160	1,656,403
Knight-Swift Transportation Holdings, Inc.	16,901	687,871
Schneider National, Inc. (Class B Stock)	27,690	684,774
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Union Pacific Corp.	7,851	$ 1,545,626
		6,323,804
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	5,330	335,470
Analog Devices, Inc.	11,588	1,352,783
Applied Materials, Inc.	10,664	633,975
ASM International NV (Netherlands)	1,909	274,107
ASM Pacific Technology Ltd. (Hong Kong)	4,300	44,017
ASML Holding NV (Netherlands)	1,580	583,447
Entegris, Inc.	9,176	682,144
Intel Corp.	30,011	1,553,970
Lam Research Corp.	2,274	754,399
Marvell Technology Group Ltd.	22,655	899,403
MKS Instruments, Inc.	4,607	503,223
Monolithic Power Systems, Inc.	8,397	2,347,885
NVIDIA Corp.	4,669	2,526,956
NXP Semiconductors NV (Netherlands)	25,315	3,159,565
Silicon Laboratories, Inc.*	5,323	520,856
Silicon Motion Technology Corp. (Taiwan), ADR	10,113	382,069
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	318,000	4,804,251
Texas Instruments, Inc.	17,484	2,496,540
		23,855,060
Software — 5.2%
8x8, Inc.*(a)	40,794	634,347
ACI Worldwide, Inc.*	5,809	151,789
Adobe, Inc.*	11,681	5,728,713
Asana, Inc. (Class A Stock)*	16,976	488,909
Atlassian Corp. PLC (Class A Stock)*	3,806	691,893
Autodesk, Inc.*	7,102	1,640,633
Avalara, Inc.*	1,878	239,145
Box, Inc. (Class A Stock)*	27,348	474,761
Cadence Design Systems, Inc.*	45,241	4,824,048
Constellation Software, Inc. (Canada)	1,770	1,966,839
Coupa Software, Inc.*	4,262	1,168,811
DocuSign, Inc.*	3,363	723,852
Duck Creek Technologies, Inc.*	303	13,765
Everbridge, Inc.*	9,735	1,223,982
Five9, Inc.*	2,233	289,575
Guidewire Software, Inc.*	6,850	714,249
Intuit, Inc.	6,006	1,959,217
JFrog Ltd. (Israel)*(a)	695	58,832
Microsoft Corp.(k)	63,824	13,424,102
Nice Ltd. (Israel), ADR*(a)	7,020	1,593,751
PagerDuty, Inc.*(a)	20,688	560,852
Paylocity Holding Corp.*	5,087	821,144
Ping Identity Holding Corp.*(a)	15,934	497,300
Proofpoint, Inc.*	3,278	345,993
Q2 Holdings, Inc.*	6,000	547,560
Rapid7, Inc.*	11,786	721,775
RealPage, Inc.*	5,332	307,336
RingCentral, Inc. (Class A Stock)*	2,730	749,685
salesforce.com, Inc.*	14,791	3,717,274
ServiceNow, Inc.*	5,618	2,724,730

A8

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SS&C Technologies Holdings, Inc.	9,960	$ 602,779
Synopsys, Inc.*	6,942	1,485,449
Tyler Technologies, Inc.*	3,484	1,214,383
Unity Software, Inc.*	2,878	251,192
Verint Systems, Inc.*	16,277	784,226
Vertex, Inc. (Class A Stock)*(a)	14,082	323,886
Zendesk, Inc.*	2,524	259,770
		53,926,547
Specialty Retail — 0.7%
AutoZone, Inc.*	254	299,121
Burlington Stores, Inc.*	4,063	837,344
Home Depot, Inc. (The)	753	209,116
Lowe’s Cos., Inc.	6,535	1,083,895
O’Reilly Automotive, Inc.*	1,543	711,446
Ross Stores, Inc.	3,209	299,464
Tractor Supply Co.	8,604	1,233,297
Urban Outfitters, Inc.*	30,696	638,784
USS Co. Ltd. (Japan)	68,500	1,225,671
Vroom, Inc.*	2,424	125,515
Zumiez, Inc.*	10,453	290,802
		6,954,455
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	34,112	3,950,511
Corsair Gaming, Inc.*	15,361	308,756
Samsung Electronics Co. Ltd. (South Korea)	70,887	3,524,264
		7,783,531
Textiles, Apparel & Luxury Goods — 1.2%
adidas AG (Germany)*	5,473	1,766,034
Burberry Group PLC (United Kingdom)	19,641	392,502
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	10,932	730,378
EssilorLuxottica SA (France)*	12,639	1,719,002
Lululemon Athletica, Inc.*	5,776	1,902,441
LVMH Moet Hennessy Louis Vuitton SE (France)	4,919	2,300,286
NIKE, Inc. (Class B Stock)	10,805	1,356,460
PVH Corp.	10,776	642,681
Shenzhou International Group Holdings Ltd. (China)	21,400	365,454
Skechers U.S.A., Inc. (Class A Stock)*	36,261	1,095,807
		12,271,045
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	43,861	1,037,256
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	45,038	1,616,485
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	1,627,000	153,555
Japan Tobacco, Inc. (Japan)	47,500	866,394
	Shares	Value
Common Stocks (continued)
Tobacco (cont’d.)
Philip Morris International, Inc.	10,541	$ 790,470
		3,426,904
Trading Companies & Distributors — 0.3%
Air Lease Corp.	5,197	152,896
GMS, Inc.*	7,807	188,149
HD Supply Holdings, Inc.*	33,823	1,394,860
NOW, Inc.*	27,887	126,607
Textainer Group Holdings Ltd. (China)*	20,524	290,620
Univar Solutions, Inc.*	45,243	763,702
WESCO International, Inc.*	6,310	277,766
		3,194,600
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	3,898	544,583
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	32,700	333,021
		877,604
Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	97,500	527,946
KDDI Corp. (Japan)	51,900	1,308,573
Mobile TeleSystems PJSC (Russia), ADR(a)	6,057	52,878
SoftBank Group Corp. (Japan)	27,500	1,709,659
Tele2 AB (Sweden) (Class B Stock)(a)	46,560	658,743
T-Mobile US, Inc.*	2,602	297,565
		4,555,364

Total Common Stocks (cost $615,724,661)		713,964,122
Exchange-Traded Fund — 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,900	1,737,759
(cost $1,692,454)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.5%
Automobiles — 0.1%
CarMax Auto Owner Trust,
Series 2017-01, Class A3
1.980%	11/15/21	—(r )	91
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,345
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	46,199
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	39	39,334

A9

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.000%)
0.788%(c)	05/25/24	325	$ 326,048
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	100,207
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.472%(c)	10/17/22	307	307,542
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	58,185
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	36	36,363
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	43	43,900
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	77	76,858
			1,050,072
Collateralized Loan Obligations — 0.4%
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.775%(c)	07/15/27	250	247,587
Series 2015-16A, Class AAR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.175%(c)	07/15/27	197	196,402
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.202%(c)	02/15/35	100	96,380
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.652%(c)	05/15/37	144	136,317
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.251%(c)	08/15/36	200	196,807
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.752%(c)	09/15/35	150	145,098
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.152%(c)	05/15/29	100	97,285
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.925%(c)	10/15/26	400	393,894
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.071%(c)	01/16/26	250	$ 242,416
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
1.960%(c)	11/15/26	250	237,652
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.272%(c)	06/15/37	100	99,245
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.075%(c)	07/15/27	239	237,152
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
1.142%(c)	10/20/27	422	420,946
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.603%(c)	02/20/28	250	242,465
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.293%(c)	02/20/30	247	243,723
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-01A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.325%(c)	01/15/26	250	242,601
Voya Ltd. (Cayman Islands),
Series 2012-04A, Class A2AR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
2.175%(c)	10/15/30	250	247,090
			3,723,060
Equipment — 0.0%
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	45	45,102
Other — 0.0%
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	102,467
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.001%(c)	12/17/36	135	135,049
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.602%(c)	05/15/36	35	31,583
			269,099

A10

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	97	$ 104,452

Total Asset-Backed Securities (cost $5,252,510)			5,191,785
Commercial Mortgage-Backed Securities — 0.8%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.172%(c)	09/14/36	100	98,491
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.702%(c)	09/14/36	100	93,253
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.052%(c)	09/14/36	100	93,705
Bancorp Commercial Mortgage Trust,
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.402%(c)	01/15/33	86	84,438
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.702%(c)	09/15/36	161	152,502
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	23,423
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	292,054
Series 2020-B18, Class A5
1.925%	07/15/53	110	114,413
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.551%(c)	02/16/37	100	97,753
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	346	382,059
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	22,563
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	161,099
FHLMC Multifamily Structured Pass-Through Certificates,
Series K066, Class A2
3.117%	06/25/27	800	906,500
Series K077, Class A2
3.850%(cc)	05/25/28	115	137,071
Series K078, Class A2
3.854%	06/25/28	160	190,855
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	8,407
Series K098, Class X1, IO
1.269%(cc)	08/25/29	150	13,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	$ 282,011
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	255,010
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	500	567,117
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.752%(c)	04/15/34	100	95,474
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.578%(c)	12/25/34	255	250,233
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	226,129
Series 2019-H07, Class A4
3.261%	07/15/52	161	181,500
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	293,345
Series 2018-C08, Class A4
3.983%	02/15/51	463	535,419
Series 2019-C16, Class A4
3.605%	04/15/52	200	227,039
Series 2019-C17, Class A4
2.921%	10/15/52	768	844,401
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	455,645
Series 2017-C42, Class A4
3.589%	12/15/50	510	584,555
Series 2018-C46, Class A4
4.152%	08/15/51	80	93,951
Series 2019-C53, Class A4
3.040%	10/15/52	250	279,766

Total Commercial Mortgage-Backed Securities (cost $7,544,170)			8,043,353
Corporate Bonds — 8.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	72	86,849
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	300	354,936
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24(a)	185	184,510
			626,295

A11

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	115	$ 122,881
4.758%	09/06/49	164	178,575
4.906%	04/02/30	300	352,670
Camposol SA (Peru),
Gtd. Notes, 144A
6.000%	02/03/27	150	153,949
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28	200	209,500
			1,017,575
Apparel — 0.1%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50	500	582,244
Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	200	205,997
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	53	56,902
Sr. Unsec’d. Notes
3.600%	06/21/30	222	229,228
5.100%	01/17/24	200	218,495
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	42	43,137
2.375%	10/15/27	95	94,900
2.850%	11/01/22	80	82,817
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26	200	218,920
3.750%	05/13/30	200	225,408
			1,375,804
Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30(a)	500	526,145
Banks — 1.3%
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23	175	180,533
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25	400	420,537
Sr. Unsec’d. Notes, EMTN
2.668%	01/08/21	300	300,750
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	200	196,543
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31	200	$ 201,319
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25	200	220,561
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)	250	277,517
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23	250	262,469
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	500	522,698
4.271%(ff)	07/23/29	200	234,630
Bank of China Ltd. (China),
Sub. Notes
5.000%	11/13/24	400	444,424
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	375	389,784
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	200	233,611
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22	300	309,073
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25	200	221,413
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29	200	213,498
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	500	527,579
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes, 144A
2.400%	09/28/27	200	201,126
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	250	276,749
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	400	418,663
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.500%	12/21/22	124	124,818
Industrial & Commercial Bank of China Ltd. (China),
Sub. Notes
4.875%	09/21/25	300	337,644
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29	300	305,677
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	500	537,550

A12

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.109%(ff)	04/22/51(a)	486	$ 517,698
3.509%(ff)	01/23/29	200	225,134
Sub. Notes
2.956%(ff)	05/13/31	242	259,074
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.048%	07/17/30	521	526,020
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	500	533,768
3.125%	01/23/23	200	211,461
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	700	732,523
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sub. Notes, 144A
1.832%(ff)	09/10/30	204	203,757
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30(a)	500	542,822
Sovcombank Via SovCom Capital DAC (Russia),
Sub. Notes
8.000%(ff)	04/07/30	200	201,089
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23	51	51,785
9.625%	03/20/25	225	230,016
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30	524	531,626
Uzbek Industrial and Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24	400	419,252
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	298	309,858
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	500	522,992
5.013%(ff)	04/04/51	112	153,326
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30	130	134,277
			13,665,644
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	234	281,951
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	360	430,926
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27	326	339,272
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30	127	$ 136,617
3.750%	05/01/50	91	101,195
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.125%	04/29/32	200	207,446
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	20	22,401
3.800%	05/01/50	41	46,966
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40(a)	500	589,806
			2,156,580
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30	200	201,016
7.375%	06/05/27	200	215,802
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36	77	102,010
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	200	221,498
Sr. Unsec’d. Notes, Series CB
2.500%	03/15/30	48	49,942
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29(a)	200	276,008
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	235	264,085
			1,330,361
Chemicals — 0.1%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26	240	209,997
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26	200	209,935
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30	200	233,430
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25	200	211,484
			864,846
Commercial Services — 0.1%
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29	54	58,343

A13

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37	100	$ 143,062
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26	200	197,580
Howard University,
Insured Notes
2.416%	10/01/24	12	12,694
2.516%	10/01/25	16	16,994
Unsec’d. Notes
2.638%	10/01/21	10	9,944
2.738%	10/01/22	11	11,390
2.801%	10/01/23	12	12,608
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	425	481,469
			944,084
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.550%	08/20/60	549	544,491
3.350%	02/09/27(a)	456	521,631
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29(a)	500	573,036
			1,639,158
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	165	167,311
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	170	169,588
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	55	56,461
			393,360
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	09/15/23	263	270,911
6.500%	07/15/25(a)	300	323,418
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	200	191,167
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25	200	204,314
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24	200	211,510
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
CDBL Funding 1 (China),
Gtd. Notes
4.250%	12/02/24	200	$ 219,573
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G
5.375%(ff)	—(rr)	13	14,055
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	197	111,435
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27	200	220,993
Sr. Unsec’d. Notes
2.100%	06/15/30	52	53,730
3.000%	06/15/50	139	145,720
3.000%	09/15/60	247	249,749
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes
3.875%	08/15/29	200	198,265
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23	200	194,793
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50	195	203,775
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30	250	243,420
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46	150	193,539
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26	291	302,951
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.186%(s)	02/15/43	200	58,881
			3,612,199
Electric — 0.9%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36	398	396,349
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46	150	180,202
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	41	48,275
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	400	404,615
AES Panama Generation Holdings SRL (Panama),
Sr. Sec’d. Notes, 144A
4.375%	05/31/30	299	307,091

A14

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
3.625%	02/04/25	200	$ 199,249
4.625%	02/04/30	200	200,284
Sr. Unsec’d. Notes, 144A
4.625%	02/04/30	200	200,284
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	145	151,198
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	200	235,617
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35	200	233,036
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	229,877
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	02/15/31	200	201,054
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	200	236,153
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	222	229,292
3.500%	04/06/28	300	333,873
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	400	415,013
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30	200	215,944
4.500%	01/29/25	200	221,420
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	201,464
Sr. Unsec’d. Notes
7.125%	02/11/25	400	368,370
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	47	59,981
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30(a)	118	119,686
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	150	180,031
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	191,876
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	400	417,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	250	$ 254,278
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	20	21,524
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	469	429,799
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33	181	199,597
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.750%	05/04/22	200	205,651
3.500%	05/04/27	425	474,484
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	400	429,490
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	222	225,651
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
1.300%	09/22/25	226	224,139
2.150%	09/22/30	478	479,250
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29	300	326,530
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23	200	215,648
			9,664,038
Electronics — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	500	509,616
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	155	166,531
			676,147
Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energ (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24	210	225,877
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes
5.500%	11/03/22	200	203,906
ReNew Power Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
5.875%	03/05/27	200	200,219
			630,002

A15

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	200	$ 221,739
6.000%	11/18/48(a)	199	221,857
			443,596
Entertainment — 0.0%
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	300	282,167
Foods — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/24/30	200	205,388
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30	80	83,271
3.125%	04/24/50	117	117,679
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	154	168,846
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes
5.750%	07/07/27	268	260,238
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	50	54,498
MARB BondCo PLC (Brazil),
Gtd. Notes
6.875%	01/19/25	200	207,340
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.625%	09/04/50	150	143,954
			1,241,214
Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27	200	220,911
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23	400	421,971
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	200	220,354
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30(a)	434	494,572
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes, 144A
3.750%	10/16/29	200	195,870
			1,553,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	99	$ 99,734
3.400%	11/30/23	200	217,519
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	211,919
2.750%	09/23/26	200	216,967
			746,139
Healthcare-Services — 0.2%
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	80	97,690
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28(a)	305	349,098
Sr. Sec’d. Notes
4.125%	06/15/29	104	117,558
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	100	126,717
Rede D’or Finance Sarl (Brazil),
Gtd. Notes
4.500%	01/22/30	200	190,504
Toledo Hospital (The),
Sec’d. Notes
5.325%	11/15/28	166	186,332
Sr. Sec’d. Notes
5.750%	11/15/38	62	73,184
Tower Health,
Unsec’d. Notes, Series 2020
4.451%	02/01/50	151	130,243
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.700%	08/15/49	300	357,578
			1,628,904
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	150	168,028
4.700%	07/10/35	100	124,569
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	111	121,192
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	131	141,724
3.600%	08/19/49	82	91,444
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	148	186,438
			833,395

A16

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet — 0.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.500%	06/03/30(a)	1,000	$ 1,019,741
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25	200	211,935
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	200	220,540
4.500%	04/13/27	66	77,420
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28	200	233,453
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.375%	01/14/30	200	216,456
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	50	56,164
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	400	430,302
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	204,422
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30	411	418,388
3.240%	06/03/50	279	281,602
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28	200	219,858
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.375%	07/08/30	251	255,447
3.500%	07/05/24	200	210,722
			4,056,450
Investment Companies — 0.1%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24	500	523,789
2.875%	11/07/29(a)	200	214,398
			738,187
Lodging — 0.1%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	73	73,966
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30	229	245,261
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	124	138,097
Sr. Unsec’d. Notes, Series GG
3.500%	10/15/32	184	182,142
			639,466
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	$ 126,488
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23	132	134,376
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27	200	216,195
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	118	126,702
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	400	467,048
			944,321
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	240	252,173
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	100	115,440
6.484%	10/23/45	200	267,596
Comcast Corp.,
Gtd. Notes
6.950%	08/15/37	150	235,589
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	200	215,538
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	200	208,021
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50	267	304,212
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30	38	42,886
4.709%	01/25/29	150	179,685
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30	200	196,936
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26(a)	195	203,132
VTR Finance NV (Chile),
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28	200	209,920

A17

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51	431	$ 485,950
			2,917,078
Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25	200	197,911
Gtd. Notes, 144A
6.875%	10/15/27	286	276,496
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.450%	05/15/30	400	462,493
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	10	9,353
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	180	184,557
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes
7.250%	05/01/22(d)	200	74,867
			1,205,677
Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.700%	10/22/31	200	208,349
Oil & Gas — 0.9%
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	290	346,803
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24	700	758,911
4.750%	12/06/21	200	206,910
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	200	216,262
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	143	157,025
4.227%	03/19/40	100	122,224
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30	200	199,916
Geopark Ltd. (Colombia),
Gtd. Notes
5.500%	01/17/27	200	175,817
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru),
Sr. Unsec’d. Notes
6.375%	06/01/28	230	228,693
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48	200	255,467
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	240	$ 247,895
6.750%	06/30/30	327	339,063
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine),
Sr. Unsec’d. Notes
7.625%	11/08/26	200	192,661
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.150%	02/25/60	200	199,581
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.750%	01/27/41	23	25,064
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
4.750%	06/19/32(a)	300	324,345
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	48	41,040
5.950%	01/28/31	448	373,376
6.490%	01/23/27	81	75,770
6.500%	03/13/27(a)	325	303,057
6.500%	06/02/41(a)	295	227,707
6.840%	01/23/30	255	227,527
7.690%	01/23/50	306	253,529
Gtd. Notes, 144A
6.840%	01/23/30	219	195,406
7.690%	01/23/50	98	81,196
Gtd. Notes, MTN
6.875%	08/04/26	81	77,894
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30	400	447,309
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	200	167,528
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	300	331,349
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	950	1,124,758
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
4.000%	08/15/26	600	635,749
Sr. Sec’d. Notes, 144A
3.250%	08/15/30	350	351,811
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.750%	06/18/50	364	347,263
Total Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	149	154,926
3.127%	05/29/50	184	190,162
			9,603,994

A18

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	54	$ 55,150
Packaging & Containers — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	305	316,555
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22	200	201,355
			517,910
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.800%	03/15/25	150	166,114
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.794%	05/20/50	583	650,131
4.669%	06/06/47	100	123,472
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30(a)	500	518,197
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%	08/28/28	110	127,060
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.175%	07/09/50	218	223,911
			1,808,885
Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	450	551,250
AI Candelaria Spain SLU (Spain),
Sr. Sec’d. Notes
7.500%	12/15/28	500	540,135
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	165	169,137
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	200	229,167
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27	819	883,643
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	200	230,980
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	150	144,601
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30	300	230,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	75	$ 72,512
3.800%	09/15/30(a)	484	469,863
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	200	217,044
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	173	194,693
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	400	456,313
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26	260	296,603
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	282	309,385
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)	151	154,959
			5,151,280
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30(a)	1,000	1,009,464
3.100%	06/15/50	580	572,284
3.550%	07/15/27	200	223,592
3.800%	08/15/29	32	36,628
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	116	124,188
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	263	266,370
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27	500	505,601
2.150%	07/15/30(a)	500	506,678
5.375%	05/15/27	450	490,030
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25	200	217,379
5.375%	11/01/23	65	69,235
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	140	146,187
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27	75	76,207
			4,243,843
Retail — 0.0%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50	75	86,393

A19

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	50	$ 51,555
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30	143	169,431
4.500%	04/15/50	58	74,663
			382,042
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	321	355,500
Broadcom, Inc.,
Gtd. Notes
4.150%	11/15/30(a)	462	518,655
4.750%	04/15/29	84	97,599
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25	20	21,159
			992,913
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	286	307,663
3.500%	07/01/29	81	92,230
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	700	782,537
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	120	127,327
			1,309,757
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	147	142,061
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28	400	414,769
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31(a)	442	456,807
4.375%	04/15/40	45	52,623
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	500	615,332
5.012%	04/15/49	106	151,634
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28	200	206,065
			2,039,291
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	$ 248,765
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	19	22,563
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	373	453,824
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	195	196,996
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes
5.875%	01/18/25	200	209,566
Gtd. Notes, 144A
5.250%	01/10/28	200	208,015
			1,339,729
Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	206,128

Total Corporate Bonds (cost $80,882,804)			84,920,513
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40	150	272,520
Florida — 0.1%
Escambia Cnty. Health Facilities Authority,
Taxable, Revenue Bonds
3.607%	08/15/40	30	31,715
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	384	388,443
			420,158
Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	91,443
New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	217,816
Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Taxable, Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

Total Municipal Bonds (cost $1,063,110)			1,104,206

A20

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40	7	$ 7,128
Series 2014-10, Class KM
3.500%	09/25/43	23	24,570
Series 2014-35, Class CA
3.500%	06/25/44	10	11,151
Series 2017-33, Class LB
3.000%	05/25/39	19	20,874
Freddie Mac REMICS,
Series 3934, Class PG
3.000%	07/15/41	16	16,253
Series 4533, Class GA
3.000%	06/15/28	36	38,021
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41	6	6,995
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58	9	10,764
Series 2019-03, Class MA
3.500%	10/25/58	16	17,814
Series 2019-03, Class MV
3.500%	10/25/58	10	10,864
Series 2019-04, Class MA
3.000%	02/25/59	18	18,853
Series 2019-04, Class MV
3.000%	02/25/59	10	10,693

Total Residential Mortgage-Backed Securities (cost $184,583)			193,980
Sovereign Bonds — 4.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	09/30/29	700	748,174
Sr. Unsec’d. Notes, 144A, MTN
1.700%	03/02/31	343	339,855
3.875%	04/16/50	200	244,293
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48	200	156,423
9.500%	11/12/25	200	174,654
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29	200	158,694
9.125%	11/26/49	200	156,147
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%(cc)	07/09/30	482	200,513
0.125%(cc)	07/09/35	884	331,516
0.125%(cc)	07/09/41	445	176,994
1.000%	07/09/29	65	29,388
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28	200	181,814
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		241	$ 244,451
3.375%	08/20/50		203	208,955
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29		300	319,983
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		250	255,086
4.000%	02/26/24		200	213,496
4.500%	01/28/26		400	442,530
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21		300	307,657
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		500	553,289
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	212,843
5.875%	01/30/60		200	188,815
5.950%	01/25/27		580	622,031
6.400%	06/05/49		150	150,545
6.500%	02/15/48		200	202,179
7.450%	04/30/44		100	112,257
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		300	294,418
4.875%	09/23/32		334	331,745
5.875%	01/30/60		514	485,255
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/30		402	273,242
0.500%(cc)	07/31/35		1,167	655,476
0.500%(cc)	07/31/40		363	183,889
4.770%(s)	07/31/30		81	37,735
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		500	494,945
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23		300	308,256
7.625%	05/29/32		500	489,344
8.875%	05/29/50		400	396,661
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR	100	108,770
7.053%	01/15/32		600	572,143
7.600%	03/01/29		200	205,255
8.500%	01/31/47		750	726,069
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50		200	156,553
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23		250	262,680
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	07/28/50		200	204,897

A21

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		270	$ 327,560
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28		400	441,017
4.900%	06/01/30		250	276,895
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		400	443,032
5.375%	04/24/32		200	229,804
6.125%	06/01/50		200	238,856
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, 144A
5.625%	06/24/30		200	214,550
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	114	141,688
1.750%	06/05/35	EUR	119	146,748
5.375%	02/21/23		852	940,770
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30		200	210,288
3.400%	09/18/29		401	439,271
3.500%	01/11/28		970	1,061,172
4.100%	04/24/28		300	341,282
4.350%	01/11/48		409	472,125
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		200	223,202
4.750%	01/08/26		200	232,227
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR	100	106,453
5.750%	12/31/32		332	308,096
6.375%	03/03/28		300	300,943
Sr. Unsec’d. Notes, 144A
6.875%	10/17/40	EUR	252	265,931
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		200	227,776
7.875%	07/28/45		400	506,525
8.000%	03/15/39		750	972,994
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30		370	359,808
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		200	203,882
7.000%	05/22/27		200	196,859
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32		600	593,724
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.900%	04/27/25		200	218,725
4.750%	04/27/32		200	226,297
5.000%	04/27/51		200	224,577
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, 144A
5.125%	04/07/26		200	$ 201,588
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22		200	210,314
Sr. Unsec’d. Notes, 144A
1.375%	03/30/26	EUR	160	187,186
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38		420	380,228
7.875%	02/16/32		400	382,685
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25		220	229,380
Sr. Unsec’d. Notes, EMTN
7.625%	11/28/47		200	179,490
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36		200	199,114
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		700	761,540
4.500%	04/01/56		200	250,307
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	214,618
Sr. Unsub. Notes
2.252%	09/29/32		200	203,029
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		450	482,464
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		400	456,977
5.600%	03/13/48		200	246,179
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		800	925,902
5.400%	03/30/50		400	485,921
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
2.300%	06/23/25		200	207,967
2.800%	06/23/30		231	238,472
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	118,664
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		300	348,155
4.500%	04/23/28		500	598,476
Sr. Unsec’d. Notes, 144A
3.750%	04/16/30		400	464,207
4.000%	03/14/29		200	234,040
4.400%	04/16/50		750	968,158
4.817%	03/14/49		300	404,332
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		200	218,105

A22

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		600	$ 560,140
4.850%	09/30/29		200	191,303
5.875%	06/22/30		200	204,888
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	72	95,544
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	380	439,050
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31	EUR	161	188,141
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		1,000	1,127,285
4.750%	05/27/26		800	917,384
5.100%	03/28/35		200	245,962
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		400	491,924
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes
6.625%	05/02/23		200	206,345
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30		430	514,841
4.500%	10/26/46		250	300,546
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		440	434,389
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	100	113,250
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	200	226,500
3.125%	05/15/27	EUR	281	352,176
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	238,027
7.550%	03/28/30		200	136,102
7.850%	03/14/29		200	138,498
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	147,198
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	367,537
4.250%	04/14/26		300	270,456
5.125%	02/17/28		300	273,403
5.250%	03/13/30		300	267,187
5.600%	11/14/24		200	193,995
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23		200	189,174
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
—%(p)	05/31/40		671	607,964
7.375%	09/25/32		600	565,807
7.750%	09/01/23		250	254,377
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
7.750%	09/01/24		300	$ 301,134
7.750%	09/01/25		365	365,869
7.750%	09/01/26		500	498,004
7.750%	09/01/27		550	545,718
Sr. Unsec’d. Notes, 144A
7.253%	03/15/33		266	245,384
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.750%	01/22/25		400	405,214
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	4,149	112,502
4.375%	01/23/31		611	727,317
4.975%	04/20/55(a)		662	881,936
5.100%	06/18/50		39	52,393
8.500%	03/15/28	UYU	3,060	74,749
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		546	612,788

Total Sovereign Bonds (cost $47,074,517)				49,092,891
U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.
2.500%	08/01/40		75	79,370
3.000%	11/01/42		143	152,365
3.000%	11/01/46		428	449,619
3.000%	12/01/46		147	154,940
3.000%	02/01/50		62	66,170
3.000%	05/01/50		96	104,554
3.000%	06/01/50		45	48,116
3.500%	04/01/32		88	96,164
3.500%	08/01/32		171	184,881
3.500%	07/01/42		38	40,841
3.500%	08/01/46		221	236,808
3.500%	05/01/49		21	21,992
4.000%	01/01/40		311	338,868
4.500%	08/01/46		90	98,782
Federal National Mortgage Assoc.
1.500%	TBA		50	51,109
2.000%	TBA		100	103,771
2.000%	TBA		500	519,531
2.000%	TBA		650	670,331
2.500%	TBA		25	26,221
2.500%	TBA		250	260,917
2.500%	TBA		450	469,828
2.500%	TBA		450	471,001
2.500%	06/01/35		120	125,622
2.500%	07/01/40		50	53,069
2.500%	11/01/46		35	37,091
2.500%	02/01/50		29	30,803
2.500%	02/01/50		54	57,008
2.500%	07/01/50		27	29,213
2.500%	07/01/50		50	52,789
3.000%	TBA		300	314,801
3.000%	TBA		1,525	1,597,497
3.000%	11/01/28		11	11,140

A23

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/32	193	$ 203,143
3.000%	08/01/33	60	63,348
3.000%	11/01/46	203	213,546
3.000%	06/01/50	24	25,867
3.000%	07/01/50	172	180,703
3.000%	08/01/50	618	650,036
3.000%	09/01/50	299	313,917
3.500%	TBA	3,026	3,190,052
3.500%	03/01/42	204	221,314
3.500%	03/01/46	15	15,883
3.500%	04/01/46	156	166,691
3.500%	06/01/46	360	384,339
3.500%	12/01/47	46	50,819
3.500%	11/01/48	15	16,290
3.500%	05/01/49	44	48,153
4.000%	TBA	775	826,465
4.000%	06/01/39	398	433,667
4.000%	03/01/45	207	233,203
4.000%	02/01/46	107	116,394
4.000%	04/01/46	97	104,946
5.000%	11/01/33	60	68,997
5.000%	06/01/40	82	94,563
5.000%	10/01/41	119	137,422
Government National Mortgage Assoc.
2.000%	TBA	425	441,469
2.500%	TBA	100	104,809
2.500%	TBA	425	446,217
3.000%	TBA	100	104,703
3.000%	06/20/46	200	209,638
3.000%	09/20/47	35	37,001
3.000%	08/20/50	299	316,281
3.000%	09/20/50	275	291,115
3.500%	TBA	100	105,332
3.500%	TBA	225	237,067
3.500%	01/15/42	148	155,825
3.500%	04/20/46	84	90,237
3.500%	05/20/46	216	230,909
4.000%	TBA	875	929,688
4.500%	04/20/49	127	136,414
5.000%	06/20/48	68	74,230

Total U.S. Government Agency Obligations (cost $18,404,038)			18,625,905
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bonds
2.375%	11/15/49	375	457,852
2.500%	02/15/46	850	1,049,484
3.500%	02/15/39	496	695,795
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/27(k)	884	982,599
0.750%	07/15/28	390	449,326
0.750%	02/15/42(k)	1,531	1,921,561
1.375%	02/15/44	222	315,720
1.750%	01/15/28(k)	567	689,338
2.500%	01/15/29(k)	1,238	1,616,041
U.S. Treasury Notes
1.375%	01/31/22(k)	7,800	7,929,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.375%	01/31/25(k)	8,100	$ 8,496,773

Total U.S. Treasury Obligations (cost $23,720,500)			24,603,677

Total Long-Term Investments (cost $801,543,347)			907,478,191

	Shares
Short-Term Investments — 16.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	136,620,350	136,620,350
PGIM Institutional Money Market Fund (cost $34,276,239; includes $34,267,463 of cash collateral for securities on loan)(b)(w)	34,281,410	34,274,553

Total Short-Term Investments (cost $170,896,589)		170,894,903

TOTAL INVESTMENTS—104.6% (cost $972,439,936)		1,078,373,094

Liabilities in excess of other assets(z) — (4.6)%		(47,349,603)

Net Assets — 100.0%		$ 1,031,023,491

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MLP	Master Limited Partnership

A24

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RTS	Russian Trading System
S&P	Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $200,140 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,678,140; cash collateral of $34,267,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of September 30, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Dec. 2020	$ 3,093,453	$ 826
20	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	4,436,250	(12,754)
399	Mini MSCI EAFE Index	Dec. 2020	36,971,340	(1,304,943)
350	S&P 500 E-Mini Index	Dec. 2020	58,660,000	382,072
				(934,799)
Short Position:
56	10 Year U.S. Ultra Treasury Notes	Dec. 2020	8,955,625	(58,580)
				$ (993,379)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/20	Merrill Lynch International	AUD	4	$ 3,221	$ 3,216	$ —	$ (5)
Expiring 10/16/20	State Street Bank & Trust Company	AUD	36	25,958	25,785	—	(173)
Canadian Dollar,
Expiring 10/16/20	Morgan Stanley & Co. International PLC	CAD	31	23,397	23,282	—	(115)
Colombian Peso,
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	COP	244,195	64,889	63,695	—	(1,194)
Expiring 11/04/20	JPMorgan Chase Bank, N.A.	COP	153,074	40,676	39,927	—	(749)
A25

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 10/16/20	Citibank, N.A.	CZK	2,904	$ 123,619	$ 125,835	$ 2,216	$ —
Expiring 10/16/20	Citibank, N.A.	CZK	1,705	72,533	73,880	1,347	—
Expiring 10/16/20	Citibank, N.A.	CZK	723	30,754	31,329	575	—
Expiring 10/16/20	Goldman Sachs International	CZK	1,091	49,318	47,274	—	(2,044)
Expiring 10/16/20	Goldman Sachs International	CZK	1,028	44,600	44,545	—	(55)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	CZK	3,175	136,512	137,577	1,065	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	CZK	3,133	138,997	135,758	—	(3,239)
Expiring 10/16/20	Morgan Stanley & Co. International PLC	CZK	1,994	87,681	86,403	—	(1,278)
Euro,
Expiring 10/16/20	Goldman Sachs International	EUR	100	117,823	117,284	—	(539)
Expiring 10/16/20	Goldman Sachs International	EUR	69	80,142	80,926	784	—
Expiring 10/16/20	HSBC Bank USA, N.A.	EUR	41	48,221	48,086	—	(135)
Expiring 10/16/20	HSBC Bank USA, N.A.	EUR	14	16,521	16,420	—	(101)
Expiring 10/16/20	Merrill Lynch International	EUR	75	85,862	87,963	2,101	—
Expiring 10/16/20	Merrill Lynch International	EUR	58	68,793	67,514	—	(1,279)
Expiring 10/16/20	Merrill Lynch International	EUR	42	48,127	49,259	1,132	—
Expiring 10/16/20	Merrill Lynch International	EUR	36	41,056	42,222	1,166	—
Indian Rupee,
Expiring 12/01/20	Barclays Bank PLC	INR	3,554	47,946	47,996	50	—
Expiring 12/01/20	JPMorgan Chase Bank, N.A.	INR	13,949	188,857	188,378	—	(479)
Mexican Peso,
Expiring 10/16/20	Goldman Sachs International	MXN	1,960	88,248	88,473	225	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	MXN	3,454	153,103	155,911	2,808	—
Expiring 10/23/20	Goldman Sachs International	MXN	1,662	72,044	74,960	2,916	—
Russian Ruble,
Expiring 10/05/20	Goldman Sachs International	RUB	3,465	46,900	44,569	—	(2,331)
South African Rand,
Expiring 10/16/20	State Street Bank & Trust Company	ZAR	4,096	241,988	244,064	2,076	—
South Korean Won,
Expiring 11/03/20	Barclays Bank PLC	KRW	104,048	87,754	89,234	1,480	—
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	KRW	46,166	38,945	39,593	648	—
Expiring 11/06/20	Goldman Sachs International	KRW	72,561	61,217	62,230	1,013	—
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	KRW	53,306	44,950	45,717	767	—
				$2,420,652	$2,429,305	22,369	(13,716)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/20	State Street Bank & Trust Company	AUD	40	$ 28,179	$ 28,943	$ —	$ (764)
Canadian Dollar,
Expiring 10/16/20	HSBC Bank USA, N.A.	CAD	31	22,504	22,915	—	(411)
Colombian Peso,
Expiring 11/04/20	Barclays Bank PLC	COP	248,152	66,404	64,727	1,677	—
Expiring 11/04/20	Barclays Bank PLC	COP	149,117	39,946	38,896	1,050	—
Czech Koruna,
Expiring 10/16/20	BNP Paribas S.A.	CZK	1,094	46,955	47,404	—	(449)
Expiring 10/16/20	Goldman Sachs International	CZK	1,162	51,287	50,351	936	—
Expiring 10/16/20	Merrill Lynch International	CZK	2,161	97,081	93,639	3,442	—
Expiring 10/16/20	Morgan Stanley & Co. International PLC	CZK	4,053	181,603	175,622	5,981	—
Expiring 10/16/20	Morgan Stanley & Co. International PLC	CZK	1,934	83,050	83,804	—	(754)
Expiring 10/16/20	Morgan Stanley & Co. International PLC	CZK	1,025	44,015	44,414	—	(399)
A26

AST MFS GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/16/20	Citibank, N.A.	EUR	120	$ 142,388	$ 140,623	$ 1,765	$ —
Expiring 10/16/20	Goldman Sachs International	EUR	164	190,289	192,461	—	(2,172)
Expiring 10/16/20	HSBC Bank USA, N.A.	EUR	139	164,789	163,024	1,765	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	EUR	223	263,657	261,543	2,114	—
Expiring 10/16/20	Merrill Lynch International	EUR	1,271	1,442,827	1,490,154	—	(47,327)
Expiring 10/16/20	Merrill Lynch International	EUR	141	164,628	165,370	—	(742)
Expiring 10/16/20	Merrill Lynch International	EUR	20	23,179	23,456	—	(277)
Expiring 10/16/20	Morgan Stanley & Co. International PLC	EUR	59	68,536	69,615	—	(1,079)
Expiring 10/16/20	State Street Bank & Trust Company	EUR	159	185,572	186,479	—	(907)
Russian Ruble,
Expiring 10/05/20	Goldman Sachs International	RUB	3,476	46,852	44,707	2,145	—
South African Rand,
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	ZAR	4,095	236,403	244,004	—	(7,601)
South Korean Won,
Expiring 11/03/20	JPMorgan Chase Bank, N.A.	KRW	172,550	146,589	147,983	—	(1,394)
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	KRW	103,530	87,886	88,791	—	(905)
				$3,824,619	$3,868,925	20,875	(65,181)
						$43,244	$(78,897)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A27